Changes in significant accounting policies (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in significant accounting policies
Right-of-use assets		$ 265
Incremental borrowing rate		5.00%
Lease liabilities		$ 244
Interest expense		16
Depreciation		158
Operating lease expense			$ 147
Research and development expenses
Changes in significant accounting policies
Depreciation		111
General and administrative expenses
Changes in significant accounting policies
Depreciation		$ 47
IFRS Adjustment
Changes in significant accounting policies
Right-of-use assets	$ 156
Operating lease commitment as at December 31, 2018 as disclosed in the Company's consolidated financial statements	164
Discounting of lease payments	(8)
Lease liabilities	$ 156